Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment
	Summary	Compensation	Average Summary	Average	Based On:
	Compensation	Actually	Compensation	Compensation	Total	Peer Group Total
	Table Total	Paid to	Table for	Actually Paid to	Shareholder	Shareholder	Net Income	Sales Growth
Year	for PEO (1)	PEO (1)(3)	Non-PEO NEOs (2)	Non-PEO NEOs (2)(3)	Return (4)	Return (5)	(in '000) (6)	vs. 2023 (7)
2024	$7,734,759	$(7,626,181)	$2,664,810	$(1,732,515)	$192.48	$118.20	$159,519	13.6%
2023	7,722,768	28,909,273	2,617,340	8,787,219	320.63	118.87	137,545	29.1%
2022	7,477,951	12,892,333	2,451,868	3,860,080	145.26	113.65	91,386	14.0%
2021	6,509,420	8,829,336	2,233,883	2,890,154	120.74	126.45	62,116	25.1%
2020	5,962,949	6,951,075	2,948,576	1,958,840	104.25	126.42	1,403	8.5%

(1)	Jack Y. Zhang served as our principal executive officer (PEO) for each of the years 2024, 2023, 2022, 2021, and 2020.
(2)

Our non-PEO named executive officers (NEOs) for each of the years 2024, 2023, 2022, 2021, and 2020 were: (i) William J. Peters, Mary Ziping Luo, Rong Zhou, and Jacob Liawatidewi for 2023, 2022 and 2021, and (ii) William J. Peters, Mary Ziping Luo, Jason B. Shandell, Rong Zhou, and Jacob Liawatidewi for 2020.

(3)

The Compensation Actually Paid Schedule shown below sets forth the adjustment made during each year represented in the Pay Versus Performance Table to arrive at the “compensation actually paid” to our PEO and average “compensation actually paid” to our non-PEO NEOs.

Compensation Actually Paid Schedule

	2024		2023		2022		2021		2020
	CEO	Average Non-PEO NEOs	CEO	Average Non-PEO NEOs	CEO	Average Non-PEO NEOs	CEO	Average Non-PEO NEOs	CEO	Average Non-PEO NEOs
Summary Compensation table total for applicable year.	$7,734,759	$2,664,810	$7,722,768	$2,617,340	$7,477,951	$2,451,868	$6,509,420	$2,233,883	$5,962,949	$2,948,576
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation table for applicable year.	(6,004,016)	(1,629,760)	(5,718,012)	(1,512,509)	(5,344,009)	(1,382,259)	(4,577,008)	(1,215,707)	(3,980,003)	(1,624,237)
Increase based on ASC Topic 718 fair value of Awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end	4,414,977	1,198,421	11,715,603	3,098,979	4,179,167	1,080,965	6,373,743	1,688,333	7,152,085	1,441,852
Increase/deduction for Awards granted in prior years that were outstanding and unvested as of applicable year end, determined based on change in ASC Topic 718 fair value from the prior year end to the applicable year end.	(9,857,768)	(2,591,675)	12,258,999	3,821,789	2,338,630	701,571	1,010,138	291,068	(231,663)	(31,974)
Increase/deduction for Awards granted in prior years that vested during the applicable year, determined based on change in ASC Topic 718 fair value from the prior year end to the vesting date	(3,914,133)	(1,374,311)	2,929,915	761,620	4,240,594	1,007,935	(486,957)	(107,423)	(1,952,293)	(674,251)
Deduction of Awards granted in prior year that were forfeited in the applicable year, determined based on ASC Topic 718 fair value as of prior year end	-	-	-	-	-	-	-	-	-	(101,127)
Compensation Actually Paid for applicable year	$(7,626,181)	$(1,732,515)	$28,909,273	$8,787,219	$12,892,333	$3,860,080	$8,829,336	$2,890,154	$6,951,075	$1,958,840

(4)

Represents the cumulative total shareholder return of the Company’s common stock, based on an initial fixed investment of $100 made on the market close on the last trading day before the earliest fiscal year in the table, assuming the reinvestment of any dividends

(5)

Represents the cumulative total shareholder return of the NASDAQ Biotechnology index (which is the peer group we used for the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024) based on an initial fixed investment of $100 made on the market close on the last trading day before the earliest fiscal year in the table, assuming the reinvestment of any dividends.

(6)	Represents the Company’s net income, calculated in accordance with U.S. GAAP, as reported in our Annual Report on Form 10-K, as filed with the SEC on March 3, 2025.
(7)	Represents the Company’s sales growth vs. 2023.

Company Selected Measure Name	sales growth vs. 2023
Named Executive Officers, Footnote
(1)	Jack Y. Zhang served as our principal executive officer (PEO) for each of the years 2024, 2023, 2022, 2021, and 2020.
(2)

Our non-PEO named executive officers (NEOs) for each of the years 2024, 2023, 2022, 2021, and 2020 were: (i) William J. Peters, Mary Ziping Luo, Rong Zhou, and Jacob Liawatidewi for 2023, 2022 and 2021, and (ii) William J. Peters, Mary Ziping Luo, Jason B. Shandell, Rong Zhou, and Jacob Liawatidewi for 2020.

Peer Group Issuers, Footnote
(5)

Represents the cumulative total shareholder return of the NASDAQ Biotechnology index (which is the peer group we used for the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024) based on an initial fixed investment of $100 made on the market close on the last trading day before the earliest fiscal year in the table, assuming the reinvestment of any dividends.

PEO Total Compensation Amount	$ 7,734,759	$ 7,722,768	$ 7,477,951	$ 6,509,420	$ 5,962,949
PEO Actually Paid Compensation Amount	$ (7,626,181)	28,909,273	12,892,333	8,829,336	6,951,075
Adjustment To PEO Compensation, Footnote

(3)

The Compensation Actually Paid Schedule shown below sets forth the adjustment made during each year represented in the Pay Versus Performance Table to arrive at the “compensation actually paid” to our PEO and average “compensation actually paid” to our non-PEO NEOs.

Compensation Actually Paid Schedule

	2024		2023		2022		2021		2020
	CEO	Average Non-PEO NEOs	CEO	Average Non-PEO NEOs	CEO	Average Non-PEO NEOs	CEO	Average Non-PEO NEOs	CEO	Average Non-PEO NEOs
Summary Compensation table total for applicable year.	$7,734,759	$2,664,810	$7,722,768	$2,617,340	$7,477,951	$2,451,868	$6,509,420	$2,233,883	$5,962,949	$2,948,576
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation table for applicable year.	(6,004,016)	(1,629,760)	(5,718,012)	(1,512,509)	(5,344,009)	(1,382,259)	(4,577,008)	(1,215,707)	(3,980,003)	(1,624,237)
Increase based on ASC Topic 718 fair value of Awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end	4,414,977	1,198,421	11,715,603	3,098,979	4,179,167	1,080,965	6,373,743	1,688,333	7,152,085	1,441,852
Increase/deduction for Awards granted in prior years that were outstanding and unvested as of applicable year end, determined based on change in ASC Topic 718 fair value from the prior year end to the applicable year end.	(9,857,768)	(2,591,675)	12,258,999	3,821,789	2,338,630	701,571	1,010,138	291,068	(231,663)	(31,974)
Increase/deduction for Awards granted in prior years that vested during the applicable year, determined based on change in ASC Topic 718 fair value from the prior year end to the vesting date	(3,914,133)	(1,374,311)	2,929,915	761,620	4,240,594	1,007,935	(486,957)	(107,423)	(1,952,293)	(674,251)
Deduction of Awards granted in prior year that were forfeited in the applicable year, determined based on ASC Topic 718 fair value as of prior year end	-	-	-	-	-	-	-	-	-	(101,127)
Compensation Actually Paid for applicable year	$(7,626,181)	$(1,732,515)	$28,909,273	$8,787,219	$12,892,333	$3,860,080	$8,829,336	$2,890,154	$6,951,075	$1,958,840

Non-PEO NEO Average Total Compensation Amount	$ 2,664,810	2,617,340	2,451,868	2,233,883	2,948,576
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,732,515)	8,787,219	3,860,080	2,890,154	1,958,840
Adjustment to Non-PEO NEO Compensation Footnote
(3)

The Compensation Actually Paid Schedule shown below sets forth the adjustment made during each year represented in the Pay Versus Performance Table to arrive at the “compensation actually paid” to our PEO and average “compensation actually paid” to our non-PEO NEOs.

Compensation Actually Paid Schedule

	2024		2023		2022		2021		2020
	CEO	Average Non-PEO NEOs	CEO	Average Non-PEO NEOs	CEO	Average Non-PEO NEOs	CEO	Average Non-PEO NEOs	CEO	Average Non-PEO NEOs
Summary Compensation table total for applicable year.	$7,734,759	$2,664,810	$7,722,768	$2,617,340	$7,477,951	$2,451,868	$6,509,420	$2,233,883	$5,962,949	$2,948,576
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation table for applicable year.	(6,004,016)	(1,629,760)	(5,718,012)	(1,512,509)	(5,344,009)	(1,382,259)	(4,577,008)	(1,215,707)	(3,980,003)	(1,624,237)
Increase based on ASC Topic 718 fair value of Awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end	4,414,977	1,198,421	11,715,603	3,098,979	4,179,167	1,080,965	6,373,743	1,688,333	7,152,085	1,441,852
Increase/deduction for Awards granted in prior years that were outstanding and unvested as of applicable year end, determined based on change in ASC Topic 718 fair value from the prior year end to the applicable year end.	(9,857,768)	(2,591,675)	12,258,999	3,821,789	2,338,630	701,571	1,010,138	291,068	(231,663)	(31,974)
Increase/deduction for Awards granted in prior years that vested during the applicable year, determined based on change in ASC Topic 718 fair value from the prior year end to the vesting date	(3,914,133)	(1,374,311)	2,929,915	761,620	4,240,594	1,007,935	(486,957)	(107,423)	(1,952,293)	(674,251)
Deduction of Awards granted in prior year that were forfeited in the applicable year, determined based on ASC Topic 718 fair value as of prior year end	-	-	-	-	-	-	-	-	-	(101,127)
Compensation Actually Paid for applicable year	$(7,626,181)	$(1,732,515)	$28,909,273	$8,787,219	$12,892,333	$3,860,080	$8,829,336	$2,890,154	$6,951,075	$1,958,840

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Financial Performance Measures

The following lists the financial performance measures that we believe represents the most important financial performance measures used to link compensation actually paid to our NEOs for 2024 to Company performance.

Financial Performance Measures
Company’s sales growth vs. 2023
Adjusted Net Income
Relative Total Shareholder Return (TSR) (The Company’s TSR as compared to the NASDAQ Biotechnology Index)

Total Shareholder Return Amount	$ 192.48	320.63	145.26	120.74	104.25
Peer Group Total Shareholder Return Amount	118.2	118.87	113.65	126.45	126.42
Net Income (Loss)	$ 159,519,000	$ 137,545,000	$ 91,386,000	$ 62,116,000	$ 1,403,000
Company Selected Measure Amount	13.6	29.1	14	25.1	8.5
PEO Name	Jack Y. Zhang
Measure:: 1
Pay vs Performance Disclosure
Name	Company’s sales growth vs. 2023
Non-GAAP Measure Description
(7)	Represents the Company’s sales growth vs. 2023.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (TSR) (The Company’s TSR as compared to the NASDAQ Biotechnology Index)
PEO | Deduction for amounts reported under the "Stock Awards" and "Option Awards" columns in the Summary Compensation table for applicable year.
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,004,016)	$ (5,718,012)	$ (5,344,009)	$ (4,577,008)	$ (3,980,003)
PEO | Increase based on ASC Topic 718 fair value of Awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,414,977	11,715,603	4,179,167	6,373,743	7,152,085
PEO | Increase/deduction for Awards granted in prior years that were outstanding and unvested as of applicable year end, determined based on change in ASC Topic 718 fair value from the prior year end to the applicable year end.
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,857,768)	12,258,999	2,338,630	1,010,138	(231,663)
PEO | Increase/deduction for Awards granted in prior years that vested during the applicable year, determined based on change in ASC Topic 718 fair value from the prior year end to the vesting date
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,914,133)	2,929,915	4,240,594	(486,957)	(1,952,293)
Non-PEO NEO | Deduction for amounts reported under the "Stock Awards" and "Option Awards" columns in the Summary Compensation table for applicable year.
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,629,760)	(1,512,509)	(1,382,259)	(1,215,707)	(1,624,237)
Non-PEO NEO | Increase based on ASC Topic 718 fair value of Awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,198,421	3,098,979	1,080,965	1,688,333	1,441,852
Non-PEO NEO | Increase/deduction for Awards granted in prior years that were outstanding and unvested as of applicable year end, determined based on change in ASC Topic 718 fair value from the prior year end to the applicable year end.
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,591,675)	3,821,789	701,571	291,068	(31,974)
Non-PEO NEO | Increase/deduction for Awards granted in prior years that vested during the applicable year, determined based on change in ASC Topic 718 fair value from the prior year end to the vesting date
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,374,311)	$ 761,620	$ 1,007,935	$ (107,423)	(674,251)
Non-PEO NEO | Deduction of Awards granted in prior year that were forfeited in the applicable year, determined based on ASC Topic 718 fair value as of prior year end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (101,127)